ACCOUNTS RECEIVABLE, NET (Details - Allowance for credit losses) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Balance at beginning of the year/period	$ 150	$ 500
Addition	379	132
Reversal	(139)	(482)
Balance at end of the year/period	$ 390	$ 150